S-K 1602, SPAC Registered Offerings	Oct. 01, 2026 USD ($)
SPAC Offering Prospectus Summary [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We have until the date that is 12 months from the closing of this offering to complete our initial business combination. If we anticipate that we may be unable to consummate our initial business combination within such period, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination by up to two additional periods of three months each, so that the Combination Period may not exceed 18 months from the closing of this offering.
De-SPAC Consummation Timeframe, How Extended [Text Block]	We have until the date that is 12 months from the closing of this offering to complete our initial business combination. If we anticipate that we may be unable to consummate our initial business combination within such period, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination by up to two additional periods of three months each, so that the Combination Period may not exceed 18 months from the closing of this offering.
SPAC Offering Forepart, De-SPAC Consummation Timeframe	12 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

The following table illustrates the difference between the public offering price per unit and our net tangible book value per share (NTBV), as adjusted to give effect to this offering and assuming the redemption of our public shares at varying levels and the exercise in full and no exercise of the over-allotment option. Redemptions are assumed to be made at $10.025 per public share, and the maximum redemption scenario assumes that 100% of our public shares are redeemed. See “Dilution” for more information.

As of July 31, 2026
Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.81	$7.27	$2.73	$6.40	$3.60	$4.72	$5.28	$0.15	$9.85
Assuming No Exercise of Over-Allotment Option
$7.79	$7.25	$2.75	$6.37	$3.63	$4.69	$5.31	$0.10	$9.90

SPAC, Trust or Escrow Account, Material Terms [Text Block]

The Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement units be deposited in a trust account. Of the gross proceeds of this offering and the sale of the private placement units, a total of $100,250,000 (or $115,287,500 if the underwriters’ over-allotment option is exercised in full), will be placed in a segregated trust account located in the United States maintained by Odyssey Transfer and Trust Company acting as trustee, and will be invested only in United States government securities within the meaning of Section 2(a)(16) of the Investment Company Act with a maturity of 185 days or less, or in money market funds meeting the conditions of paragraphs (d)(1), (d)(2), (d)(3) and (d)(4) of Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations, or held as uninvested cash or in an interest-bearing bank demand deposit account or other accounts at a bank. Except for interest that may be released to us for permitted withdrawals and up to $100,000 of interest to pay dissolution expenses, none of the funds held in the trust account will be released from the trust account until the earlier of: (1) the completion of our initial business combination within the Combination Period; (2) our redemption of 100% of the outstanding public shares if we have not completed an initial business combination within the Combination Period; and (3) the redemption of any public shares properly tendered in connection with a shareholder vote to amend our amended and restated memorandum and articles of association (A) in a manner that would affect the substance or timing of our obligation to redeem 100% of our public shares if we do not complete our initial business combination within the Combination Period or (B) with respect to any other material provision relating to our pre-business combination activity and related shareholders’ rights.

The net proceeds held in the trust account may be used as consideration to pay the sellers of a target business with which we ultimately complete our initial business combination. If our initial business combination is paid for using shares or debt securities, or not all of the funds released from the trust account are used for payment of the purchase price in connection with our business combination, we may apply the cash released from the trust account that is not applied to the purchase price for general corporate purposes, including for maintenance or expansion of operations of acquired businesses, the payment of principal or interest due on indebtedness incurred in consummating the initial business combination, to fund the purchase of other companies or for working capital. We believe that amounts not held in trust will be sufficient to pay the costs and expenses to which such proceeds are allocated. This belief is based on the fact that while we may begin preliminary due diligence of a target business in connection with an indication of interest, we intend to undertake in-depth due diligence, depending on the circumstances of the relevant prospective acquisition, only after we have negotiated and signed a letter of intent or other preliminary agreement that addresses the terms of our initial business combination. However, if our estimate of the costs of undertaking in-depth due diligence and negotiating our initial business combination is less than the actual amount necessary to do so, we may be required to raise additional capital, the amount, availability and cost of which is currently unascertainable. In this event, we could seek such additional capital through working capital loans or additional investments from our Sponsor, our executive officers or directors or their respective affiliates. However, none of such persons is under any obligation to advance funds to, or invest in, us.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 100,250,000
SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

The difference between the public offering price per ordinary share, assuming no value is attributed to the warrants included in the units we are offering pursuant to this prospectus or the private placement units, and the pro forma net tangible book value per ordinary share after this offering constitutes the dilution to investors in this offering. Such calculation does not reflect any dilution associated with the sale and exercise of warrants, including the warrants included in the private placement units, which would cause the actual dilution to the public shareholders to be higher, particularly where a cashless exercise is utilized. Net tangible book value per share is determined by dividing our net tangible book value, which is our total tangible assets less total liabilities (including the value of ordinary shares which may be redeemed for cash), by the number of issued and outstanding ordinary shares.

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our Sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our Sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
NC Fortune Global Limited	2,875,000 ordinary shares (up to 375,000 of which are subject to forfeiture if the underwriters’ over-allotment option is not exercised in full)	$25,000

	211,000 private placement units (or 226,000 private placement units if the underwriters’ over-allotment option is exercised in full) to be purchased by our Sponsor simultaneously with the closing of this offering	$2,110,000 (or up to $2,260,000 if the underwriters’ over-allotment option is exercised in full)

NC Fortune Global Limited	Up to $500,000 under an unsecured, non-interest-bearing promissory note	Repayment of loans made to us to cover offering-related and organizational expenses

NC Fortune Global Limited	$10,000 per month (pro rata for any partial month), payable monthly in arrears	Office space, utilities, secretarial support and administrative services made available by our Sponsor or by an affiliate procured by it

NC Fortune Global Limited, its affiliates or certain of our officers and directors	Working capital loans, with no cap on the aggregate principal amount, up to $1,500,000 of which may be converted, at the lender’s option, into units identical to the private placement units at a price of $10.00 per unit	Working capital loans to finance transaction costs in connection with an initial business combination

NC Fortune Global Limited, our officers and directors or their respective affiliates	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination

De-SPAC Consummation Timeframe, Extension Failure, Consequences to Sponsor [Text Block]	There is no limitation on our ability to raise funds through the issuance of equity or equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop agreements we may enter into following consummation of this offering. Subject to compliance with applicable securities laws, we would only complete such financing simultaneously with the completion of our initial business combination. If we are unable to complete our initial business combination because we do not have sufficient funds available to us, we will be forced to liquidate the trust account. In addition, following our initial business combination, if cash on hand is insufficient, we may need to obtain additional financing in order to meet our obligations.
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Initial Business Combination

General

We are not presently engaged in, and we will not engage in, any operations for an indefinite period of time following this offering. We intend to effectuate our initial business combination using cash from the proceeds of this offering and the sale of the private placement units, our ordinary shares, new debt, or a combination of these, as the consideration to be paid in effecting a business combination which has not yet been identified. Accordingly, investors in this offering are investing without first having an opportunity to evaluate the specific merits or risks of any one or more business combinations. A business combination may involve the acquisition of, or merger with, a company which does not need substantial additional capital but which desires to establish a public trading market for its shares, while avoiding what it may deem to be adverse consequences of undertaking a public offering itself. These include time delays, significant expense, loss of voting control and compliance with various federal and state securities laws. In the alternative, we may seek to complete our initial business combination with a company or business that may be financially unstable or in its early stages of development or growth, which would subject us to the numerous risks inherent in such companies and businesses, although we will not be permitted to effectuate our initial business combination with another blank check company or a similar company with nominal operations.

We will have until the end of the Combination Period to complete our initial business combination. The Combination Period initially lasts for 12 months from the closing of this offering and may be extended by two successive three-month periods, for a maximum of 18 months from the closing of this offering, in each case if the extension is approved by our shareholders by way of an amendment to our amended and restated memorandum and articles of association. In connection with any shareholder vote to approve an extension of the Combination Period, we will provide our public shareholders with the opportunity to redeem their public shares upon approval of any such amendment, as described under the section entitled “Amended and Restated Memorandum and Articles of Association” below. No amount will be deposited into the trust account in connection with any such extension, and the per-share redemption price will not be increased as a result of any extension. If we are unable to complete our initial business combination within the Combination Period, or by such earlier liquidation date as our board of directors may approve, subject to applicable law, we will, as promptly as reasonably practicable, redeem the public shares for a pro rata portion of the funds held in the trust account and as promptly as reasonably possible following such redemption, subject to the approval of our remaining shareholders and our board of directors, liquidate and dissolve, subject in each case to our obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.

We will provide our public shareholders with the opportunity to redeem, regardless of whether they abstain, vote for, or against, our initial business combination, all or a portion of their public shares upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account as of two business days prior to the consummation of the initial business combination, including interest (which interest shall be net of permitted withdrawals) divided by the number of then issued and outstanding public shares, subject to the limitations described herein. The amount in the trust account is initially anticipated to be approximately $10.025 per public share. Our Sponsor, officers and directors have entered into a letter agreement with us pursuant to which they have agreed not to redeem any founder shares, private placement shares or any public shares owned by them in connection with the completion of our initial business combination. However, our Sponsor, officers and directors will be entitled to redemption rights with respect to any public shares held by them if we fail to complete our initial business combination within the Combination Period. In addition, Kingswood Capital Partners, LLC has agreed to waive its redemption rights with respect to the representative shares in connection with the completion of our initial business combination.

SPAC, Securities Offered, Redemption Rights [Text Block]	We will provide our public shareholders with the opportunity to redeem, regardless of whether they abstain, vote for, or against, our initial business combination, all or a portion of their public shares upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account as of two business days prior to the consummation of the initial business combination, including interest (which interest shall be net of permitted withdrawals) divided by the number of then issued and outstanding public shares, subject to the limitations described herein.
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

●	duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

●	duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

●	directors should not improperly fetter the exercise of future discretion;

●	duty to exercise powers fairly as between different sections of shareholders;

●	duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

●	duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge skill and experience which that director has.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the amended and restated memorandum and articles of association or alternatively by shareholder approval at general meetings.

In addition, each of our officers and directors presently has, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity that may be suitable for an entity to which he or she has fiduciary, contractual or other obligations or duties, he or she may be required to honor such obligations and present the opportunity to such entity and may not be permitted to present such opportunity to us, subject to his or her fiduciary duties under Cayman Islands law and the corporate opportunity provisions contained in our amended and restated memorandum and articles of association. These conflicts may not be resolved in our favor and a potential target business may be presented to another entity prior to its presentation to us.

Our amended and restated memorandum and articles of association will provide that, to the fullest extent permitted by law: (i) no individual serving as a director or an officer, among other persons, shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us, and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter that (a) may be a corporate opportunity for any director or officer, on the one hand, and us, on the other, or (b) the presentation of which would breach an existing legal obligation of a director or officer to any other entity. As a result, the fiduciary duties or contractual obligations of our officers or directors could materially affect our ability to complete our initial business combination.

Investors should be aware of the following potential conflicts of interest:

●	None of our officers and directors is required to commit their full time to our affairs and, accordingly, they may have conflicts of interest in allocating their time among various business activities.

●	In the course of their other business activities, our Sponsor, officers and directors may become aware of business combination opportunities that may be appropriate for presentation to us as well as other entities with which they are affiliated. Subject to their fiduciary duties and any existing contractual or fiduciary obligations, such opportunities may be presented to us for consideration as potential initial business combination opportunities.

●	Our director nominee, Kevin Dean Vassily, currently serves as an independent director of Denali Capital Acquisition Corp. (Nasdaq: DECA) and Aimfinity Investment Corp. I (Nasdaq: AIMA), each of which is a blank check company that has not completed an initial business combination. Mr. Vassily owes fiduciary or contractual obligations to each of those entities and, if he becomes aware of a business combination opportunity suitable for either of them, he may have a conflict of interest in determining to which entity that opportunity should be presented.
●	Each of the holders of the founder shares and private placement units has agreed that his, her or its founder shares and private placement shares, as applicable, will be subject to transfer restrictions and that he, she or it will not sell or transfer such shares until the applicable lock-up provisions no longer apply. Holders of founder shares and private placement shares have agreed to waive their redemption rights with respect to their founder shares and private placement shares, as applicable, (i) in connection with the consummation of a business combination, (ii) in connection with a shareholder vote to amend our amended and restated memorandum and articles of association to modify the substance or timing of our obligation to redeem 100% of our public shares if we do not complete our initial business combination within the Combination Period and (iii) if we fail to complete a business combination within the Combination Period or if we liquidate prior to the expiration of the Combination Period. Pursuant to the letter agreement, our Sponsor, officers and directors have agreed to waive their redemption rights with respect to any public shares held by them in connection with the consummation of our initial business combination and in connection with any shareholder vote to amend our amended and restated memorandum and articles of association to modify the substance or timing of our obligation to redeem 100% of our public shares if we do not complete our initial business combination within the Combination Period. However, our Sponsor, officers and directors will be entitled to redemption rights with respect to any public shares held by them if we fail to complete a business combination or liquidate within the Combination Period. To the extent holders of founder shares or private placement shares transfer any of these securities to certain permitted transferees, such permitted transferees will agree, as a condition to such transfer, to waive these same redemption rights. If we do not complete our initial business combination within the Combination Period, the portion of the proceeds of the sale of the private placement units placed into the trust account will be used to fund the redemption of our public shares. There will be no redemption rights or liquidating distributions with respect to our founder shares, private placement shares or private placement warrants, which may become worthless if we do not complete an initial business combination within the Combination Period. Except as described under “Principal Shareholders — Restrictions on Transfers of Founder Shares and Private Placement Units,” the founder shares, private placement units and their underlying securities will not be transferable, assignable or salable.

●	Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.

●	Members of our management team and our independent directors may directly or indirectly own founder shares, private placement shares and/or private placement warrants following this offering and, accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

●	In the event our Sponsor or members of our management team provide loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination. There is no cap on the aggregate amount of working capital loans that may be made to us. Up to $1,500,000 of such loans may be converted, at the lender’s option, at the time of and contingent upon the consummation of our initial business combination, into units at a price of $10.00 per unit, which units would be identical to the private placement units, including as to registration rights and the transfer restriction ending 30 days after the completion of our initial business combination.

●	We are not prohibited from pursuing an initial business combination with a company that is affiliated with our Sponsor, officers or directors, or completing the business combination through a joint venture or other form of shared ownership with our Sponsor, officers or directors; accordingly, such affiliated person(s) may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such affiliated person(s) would have interests different from our public shareholders and would likely not receive any financial benefit unless we consummated such business combination.

●	Our Sponsor, officers and directors may participate in the formation of, or become an officer or director of, any other blank check company prior to completion of our initial business combination. As a result, our Sponsor, officers or directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other blank check company with which they may become involved. Any potential conflicts of interest may be reviewed by our board of directors on a case-by-case basis.

●	Unless we complete our initial business combination, our executive officers, directors and Sponsor will not receive reimbursement for any out-of-pocket expenses incurred by them to the extent that such expenses exceed the amount of available proceeds not deposited in the trust account.

●	The founder shares, private placement shares and private placement warrants (and underlying securities) will be released from their respective lock-up restrictions only if a business combination is successfully completed, and the private placement warrants will expire worthless if a business combination is not consummated. The founder shares are subject to transfer restrictions until the earliest of (i) 180 days after the completion of our initial business combination, (ii) the date on which the closing price of our ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within any 30 consecutive trading-day period commencing at least 150 days after the completion of our initial business combination and (iii) the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction after our initial business combination that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property. The private placement units and the securities underlying them are subject to transfer restrictions until 30 days after the completion of our initial business combination.

For the foregoing reasons, our board of directors may have a conflict of interest in determining whether a particular target business is appropriate to effect a business combination with the Company.

Accordingly, as a result of multiple business affiliations, our officers and directors may have similar legal obligations relating to presenting business opportunities meeting the above-listed criteria to multiple entities. In addition, conflicts of interest may arise when our board of directors evaluates a particular business opportunity with respect to the above-listed criteria. We cannot assure you that any of the above-mentioned conflicts will be resolved in our favor.

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Affiliation
Norman Cerny	Guru App Factory Corp.	Investment Director
Nikola Miletic	Torridge Business Consulting Ltd	Senior Financial Director
Yang Tang	QStarLabs	Chief Executive Officer
	Arch Indices Corporation	Chief Executive Officer
John C. General	Moody’s	Vice President, Revenue Accounting
	Zhongchao Inc. (Nasdaq: ZCMD)	Director
	SL Bio	Director
Kevin Dean Vassily	Zhongchao Inc. (Nasdaq: ZCMD)	Independent Director
	Tungray Technologies Inc. (Nasdaq: TRSG)	Independent Director
	Autozi Internet Technology (Global) Ltd. (Nasdaq: AZI)	Independent Director
	CTW Cayman	Independent Director
	Thunder Power Holdings Limited (Nasdaq: AIEV)	Independent Director
	Denali Capital Acquisition Corp. (Nasdaq: DECA)	Independent Director
	Aimfinity Investment Corp. I (Nasdaq: AIMA)	Independent Director

If any of the above officers or directors becomes aware of a business combination opportunity which is suitable for any of the above entities to which he or she has then-current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such entity, and only present it to us if such entity rejects the opportunity, subject to his or her fiduciary duties under Cayman Islands law.

If we submit our initial business combination to our public shareholders for a vote, our initial shareholders have agreed to vote any shares held by them in favor of our initial business combination. In addition, they have agreed to waive their respective rights to participate in any liquidation distribution with respect to their founder shares and private placement shares. If they purchase ordinary shares as part of this offering or in the open market, however, they would be entitled to participate in any liquidation distribution in respect of such shares but have agreed not to redeem or sell such shares to us in connection with the consummation of an initial business combination.

All ongoing and future transactions between us and any of our Sponsor, executive officers and directors or their respective affiliates will be on terms believed by us to be no less favorable to us than are available from unaffiliated third parties. Such transactions will require prior approval by a majority of our uninterested “independent” directors or the members of our board of directors who do not have an interest in the transaction, in either case who had access, at our expense, to our attorneys or independent legal counsel. We will not enter into any such transaction unless our disinterested “independent” directors determine that the terms of such transaction are no less favorable to us than those that would be available to us with respect to such a transaction from unaffiliated third parties. In addition, under the letter agreement that our Sponsor, officers and directors have entered into with us in connection with this offering, we may not, prior to the consummation of our initial business combination, enter into any contract, arrangement or transaction with our Sponsor, any of our officers or directors or any of their respective affiliates, other than the agreements expressly contemplated by the registration statement of which this prospectus forms a part, without the prior approval of our audit committee.

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Public offering price	$10	$10	$10	$10	$10	$10	$10	$10	$10	$10
Net tangible book deficit before this offering	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)
Increase attributable to public shareholders	7.84	7.86	7.30	7.32	6.42	6.45	4.74	4.77	0.15	0.20
Pro forma net tangible book value after this offering and the sale of the private placement units	7.79	7.81	7.25	7.27	6.37	6.40	4.69	4.72	0.10	0.15
Dilution to public shareholders	$2.21	$2.19	$2.75	$2.73	$3.63	$3.60	$5.31	$5.28	$9.90	$9.85
Percentage of dilution to public shareholders	22.1%	21.9%	27.5%	27.3%	36.3%	36.0%	53.1%	52.8%	99.0%	98.5%
	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Numerator:
Net tangible book deficit before this offering	(140,800)	(140,800)	(140,800)	(140,800)	(140,800)	(140,800)	(140,800)	(140,800)	(140,800)	(140,800)
Net proceeds from this offering and the sale of the private placement units(1)	100,750,000	115,787,500	100,750,000	115,787,500	100,750,000	115,787,500	100,750,000	115,787,500	100,750,000	115,787,500
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	125,800	125,800	125,800	125,800	125,800	125,800	125,800	125,800	125,800	125,800
Less: Overallotment liability	(194,188)	-	(194,188)	-	(194,188)	-	(194,188)	-	(194,188)	-
Less: Amounts paid for redemptions(2)	-	-	(25,062,500)	(28,821,880)	(50,125,000)	(57,643,750	(75,187,500)	(86,465,630)	(100,250,000)	(115,287,500)
	100,540,812	115,772,500	75,478,312	86,950,620	50,415,812	58,128,750	25,353,312	29,306,870	290,812	485,000

Denominator:
Ordinary shares outstanding prior to this offering	2,875,000	2,875,000	2,875,000	2,875,000	2,875,000	2,875,000	2,875,000	2,875,000	2,875,000	2,875,000
Ordinary shares forfeited if over-allotment is not exercised	(375,000)	-	(375,000)	-	(375,000)	-	(375,000)	-	(375,000)	-
Ordinary shares offered	10,000,000	11,500,000	10,000,000	11,500,000	10,000,000	11,500,000	10,000,000	11,500,000	10,000,000	11,500,000
Ordinary shares included in the private placement units	211,000	226,000	211,000	226,000	211,000	226,000	211,000	226,000	211,000	226,000
Representative shares	200,000	230,000	200,000	230,000	200,000	230,000	200,000	230,000	200,000	230,000
Less: Ordinary shares redeemed			(2,500,000)	(2,875,000)	(5,000,000)	(5,750,000)	(7,500,000)	(8,625,000)	(10,000,000)	(11,500,000)
	12,911,000	14,831,000	10,411,000	11,956,000	7,911,000	9,081,000	5,411,000	6,206,000	2,911,000	3,331,000
(1)Expenses applied against gross proceeds include estimated offering expenses of approximately $610,000 and underwriting commissions of $750,000 in the aggregate (or $862,500 if the underwriters’ over-allotment option is exercised in full), payable to Kingswood upon the closing of this offering. No deferred underwriting commissions will be payable in connection with this offering. See “Use of Proceeds.”(2)If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our Sponsor, initial shareholders, directors, officers, advisors or their affiliates may purchase shares or public warrants in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Permitted purchases and other transactions with respect to our securities.